Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues.
Schedule of revenues

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Online marketing services and others	153,540,553	197,934,192	217,783,028	31,142,559
Transaction services	94,098,652	195,901,905	214,062,685	30,610,557
	247,639,205	393,836,097	431,845,713	61,753,116